                                   ---------

                                    TAX-FREE

                                      MONEY

                                      FUND

                                   ---------





                                   1995

                                     SEMI-ANNUAL

                                   REPORT








                   A Tradition of Sound Investing Since 1929




                                 DELAWARE
                                 GROUP
                                 ========
                                 Philadelphia * London

NOVEMBER 27, 1995

DEAR
============================================
SHAREHOLDER:
============================================

During the first half of the current fiscal year, Tax-Free Money Fund continued to achieve its goals of providing shareholders with share price stability, liquidity and tax-exempt income.
         Tax-Free Money Fund provided a total return of +1.55% for the six months ended October 31. The seven-day annualized yield for both Class A and the Consultant Class was 3.09% as of October 31.
         As interest rates have declined since April, the yields available on short-term, fixed-income investments such as money market funds have fallen.
The decline has resulted, to a large degree, from a slowing economy and a shift in the Federal Reserve Board's interest rate policy in July.
         Yields on short-term, tax-free securities have generally fallen more than yields on taxable short-term securities because of speculation generated by pending "flat tax" proposals in Congress.
         With the change in leadership in Congress, legislators are proposing to eliminate Federal income taxes on investment income. We do not believe this issue will be resolved any time soon, especially considering that 1996 is a Presidential election year. Whether a consensus can eventually be achieved -- and whether that consensus has any lasting impact on municipal securities -- remains to be seen.

         However, the uncertainty raised by this tax debate in Washington has prompted some investors who seek tax-exempt income to turn to short-term securities rather than long-term bonds. This has helped keep prices of short-term municipal debt high (and yields low) relative to short-term U.S. Treasury and corporate securities, which are subject to federal income taxes.
         Unlike stock and bond funds, a money market fund like Tax-Free Money Fund seeks to derive 100% of its total return from income and does not offer any opportunities for capital gains. Nevertheless, it can be a sensible place to hold money to meet short-term goals or for money you plan to move to other investments in the future. Delaware Group offers a complete family of stock and bond funds, which you and your financial adviser can use to develop a long-term investment program.
         We appreciate the opportunity you've given us to serve your investing needs.

Sincerely,

/s/ Wayne A. Stork

Wayne A. Stork
Chairman

FINANCIAL
============================================
STATEMENTS
============================================

Delaware Group Tax-Free Money Fund, Inc.
Statement of Net Assets
October 31, 1995
(Unaudited)

Principal                                                                                                     Maturity
  Amount         Security                                                                              Yield    Date       Value
           +VARIABLE RATE DEMAND NOTES - 67.56%
 2,000,000  Florida Housing Finance Agency Multifamily Housing Revenue
             (Hampton Lakes Project, Letter of Credit, CG Life) ......................................  4.15%  11/01/95  $2,000,000
 1,500,000  Florida Housing Finance Agency Multifamily Housing Revenue
             (Northdale Lakes Project, Letter of Credit, Bankers Trust Company, MBIA) ................  3.90%  11/01/95   1,500,000
 1,700,000  Florida Housing Finance Agency Multifamily Housing Revenue
             (Town Colony II Project, Letter of Credit, CG Life) .....................................  4.15%  11/01/95   1,700,000
 1,000,000  Louisiana Public Facilities Authority
             (Louisiana Water Company, Letter of Credit, Bank One) ...................................  4.00%  11/01/95   1,000,000
 1,000,000  Lynchburg, Virginia Industrial Development Authority (VHA Mid Atlantic-Series C, AMBAC) ..  3.85%  11/01/95   1,000,000
 1,000,000  Lynchburg, Virginia Industrial Development Authority (VHA Mid Atlantic-Series F, AMBAC) ..  3.85%  11/01/95   1,000,000
 1,100,000  Maine Health and Higher Educational Facilities Authority Revenue
             (VHA New England Inc.-Series C, AMBAC) ..................................................  3.85%  11/01/95   1,100,000
 2,100,000  Montgomery County, Maryland Housing Opportunities Community Multifamily Housing Revenue
             (Falkland Apartments, Letter of Credit, CG Life) ........................................  4.00%  11/01/95   2,100,000
 2,200,000  Montgomery, Alabama BMC Special Care Facilities Funding Authority Revenue
             (VHA Hospital-Series B, AMBAC) ..........................................................  3.85%  11/01/95   2,200,000
 1,400,000  Montgomery County, Pennsylvania Industrial Development Authority Revenue
             (Ikea Property Project, Letter of Credit, Morgan Guaranty Trust Company) ................  4.00%  11/01/95   1,400,000
   600,000  New Hampshire Higher Educational and Health Facilities Authority Revenue
             (VHA New England Inc.-Series A, AMBAC) ..................................................  3.80%  11/01/95     600,000
 1,400,000  New Hampshire Higher Educational and Health Facilities Authority Revenue
             (VHA New England Inc.-Series G, AMBAC) ..................................................  3.85%  11/01/95   1,400,000
 1,000,000  Ohio Housing Finance Agency Multifamily Housing Revenue
             (Kenwood Congregate Retirement, Letter of Credit, Swiss Bank) ...........................  3.90%  11/01/95   1,000,000
 1,000,000  Pittsburgh, Pennsylvania Urban Redevelopment Authority (Wood Street Commons) .............  4.50%  11/01/95   1,000,000
 2,100,000  Saint Louis Park, Minnesota Industrial Development Revenue
             (Unicare Home Project, Letter of Credit, Banque Paribas) ................................  3.80%  11/01/95   2,100,000
   400,000  Sayre, Pennsylvania Health Care Facilities Authority Revenue
             (Pennsylvania Capital Funding Project-Series B, AMBAC) ..................................  3.85%  11/01/95     400,000
   200,000  Sayre, Pennsylvania Health Care Facilities Authority Revenue
             (Pennsylvania Capital Funding Project-Series J, AMBAC) ..................................  3.85%  11/01/95     200,000
   400,000  Vermont Educational & Health Buildings Financing Agency Revenue
             (VHA New England Inc.-Series A, AMBAC) ..................................................  3.85%  11/01/95     400,000
   300,000  Vermont Educational & Health Buildings Financing Agency Revenue
             (VHA New England Inc.-Series D, AMBAC) ..................................................  3.85%  11/01/95     300,000
   200,000  Vermont Educational & Health Buildings Financing Agency Revenue
             (VHA New England Inc.-Series E, AMBAC) ..................................................  3.85%  11/01/95     200,000

Principal                                                                                                       Maturity
 Amount       Security                                                                                  Yield     Date      Value
1,300,000  West Virginia State Hospital Finance Authority (VHA Mid Atlantic-Series C, AMBAC) ........... 3.85%  11/01/95  1,300,000
1,000,000  West Virginia State Hospital Finance Authority (VHA Mid Atlantic-Series G, AMBAC) ........... 3.85%  11/01/95  1,000,000
  400,000  Allegheny County, Pennsylvania Hospital Development Authority Revenue
            (Presbyterian University Hospital-Series B3, Letter of Credit, PNC Bank) ................... 3.85%  11/02/95    400,000
  400,000  Allegheny County, Pennsylvania Hospital Development Authority Revenue
            (Presbyterian University Health Center-Series 1988B) ....................................... 3.85%  11/02/95    400,000
  100,000  Allegheny County, Pennsylvania Hospital Development Authority Revenue
            (Presbyterian University Health Center-Series 1990B, MBIA) ................................. 3.85%  11/02/95    100,000
1,300,000  Allegheny County, Pennsylvania Industrial Development Authority Revenue
            (Eye & Ear Properties Corp, Letter of Credit, PNC Bank) .................................... 3.85%  11/02/95  1,300,000
  100,000  Allegheny County, Pennsylvania-Series C-41 .................................................. 3.85%  11/02/95    100,000
  100,000  Washington County, Pennsylvania Authority Lease Revenue
            (Eye & Ear Properties Corp.-Series B-1, Subseries C) ....................................... 3.85%  11/02/95    100,000
  400,000  Washington County, Pennsylvania Authority Lease Revenue
            (Eye & Ear Properties Corp.-Series B-1, Subseries D) ....................................... 3.85%  11/02/95    400,000
1,750,000  Winston Salem (North Carolina Certificates of Participation, Letter of Credit, Credit Suisse) 3.95%  11/02/95  1,750,000
1,000,000  Gary, Indiana Environmental Improvement Revenue
            (U.S. Steel Corp., Letter of Credit, Bank of Nova Scotia) .................................. 3.90%  11/15/95  1,000,000
                                                                                                                        -----------
           Total Variable Rate Demand Notes ..................................................................           30,450,000
                                                                                                                        -----------
           REVENUE ANTICIPATION NOTES - 8.89%
2,000,000  Allegheny County, Pennsylvania Port Authority (Grant Anticipation Notes) .................... 3.88%  06/28/96  1,998,418
2,000,000  Iowa School Corp. Warrant Certificates (Iowa School Cash Anticipation Program-Series A,
            Capital Guaranty) .......................................................................... 4.75%  06/28/96  2,011,329
                                                                                                                        -----------
           Total Revenue Anticipation Notes .................................................................             4,009,747
                                                                                                                        -----------
           SHORT-TERM BONDS - 4.44%
2,000,000  Pennsylvania State University Project Notes-Series A ........................................ 5.50%  12/21/95  2,001,041
                                                                                                                        -----------
           Total Short-Term Bonds ............................................................................            2,001,041
                                                                                                                        -----------

           PRE-REFUNDED BONDS - 5.72%
2,000,000  Hillsborough County, Florida Capital Improvement Program Revenue
            (Water & Waste-Series A, Subseries 2) ...................................................... 8.30%  02/01/96  2,061,847
  500,000  Pennsylvania State University ............................................................... 7.75%  03/01/96    514,959
                                                                                                                        -----------
           Total Pre-Refunded Bonds ..........................................................................            2,576,806
                                                                                                                        -----------
           PUT BONDS - 12.23%
1,000,000  New Hampshire Higher Educational & Health Facilities Authority Revenue
            (Dartmouth Educational) .................................................................... 4.00%  12/01/95  1,000,000
2,000,000  Upper Allegheny, Pennsylvania Joint Sanitation Authority .................................... 4.50%  01/15/96  2,012,182
1,000,000  City of Klamath Falls, Oregon Electric Revenue (Salt Caves Hydroelectric-Series A) .......... 4.40%  05/01/96  1,000,000
1,000,000 *New Hampshire Higher Educational & Health Facilities Authority Revenue
            (Dartmouth Educational) .................................................................... 4.10%  06/01/96  1,000,000
  500,000  Pendleton County, Kentucky Revenue (Self-Insured, Letter of Credit, PNC Bank) ............... 3.75%  07/01/96    500,000
                                                                                                                        -----------
           Total Put Bonds ...................................................................................            5,512,182
                                                                                                                        -----------
TOTAL MARKET VALUE OF SECURITIES OWNED - 98.84% (WHICH APPROXIMATES
 COST FOR FINANCIAL REPORTING AND INCOME TAX PURPOSES) .......................................................           44,549,776
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 1.16% ......................................................              521,984
                                                                                                                        -----------
 NET ASSETS APPLICABLE TO 43,154,859 TAX-FREE FUND A CLASS SHARES AND
 1,916,901 CONSULTANT CLASS SHARES OUTSTANDING; EQUIVALENT TO $1.00 PER SHARE - 100.00% .....................           $45,071,760
                                                                                                                        ===========

-------------
+ For Variable Rate Demand Notes, the maturity date shown is the next interest reset date.
* This security is subject to the federal alternative minimum tax. See accompanying notes.

Delaware Group Tax-Free Money Fund, Inc.
Statement of Operations
Six Months Ended October 31, 1995
(Unaudited)

INVESTMENT INCOME:
Interest ........................................                  $1,009,357

EXPENSES:
Management fees ($119,562) and
  directors' fees ($6,525) ......................      126,087
Dividend disbursing, transfer agent
  and shareholder servicing fees ................       36,033
Registration fees ...............................       22,794
Custodian fees ..................................       14,220
Professional fees ...............................       10,355
Reports and statements to shareholders ..........        6,949
Salaries ........................................        6,519
Taxes (other than income) .......................        6,121
Other ...........................................        8,443        237,521
                                                       -------     ----------
NET INVESTMENT INCOME ...........................                  $  771,836
                                                                   ==========

                             See accompanying notes

Delaware Group Tax-Free Money Fund, Inc.
Statement of Changes in Net Assets

                                                  Six Months Ended   Year Ended
                                                      10/31/95         4/30/95
                                                     (Unaudited)
OPERATIONS:
Net investment income ...........................   $   771,836     $ 1,204,740
                                                    -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 NET INVESTMENT INCOME:
 Tax-Free Money Fund A Class ....................      (742,409)     (1,163,369)
 Tax-Free Money Fund Consultant Class ...........       (29,427)        (41,371)
                                                    -----------     -----------
                                                       (771,836)     (1,204,740)
                                                    -----------     -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Tax-Free Money Fund A Class ....................    18,495,597      65,973,649
 Tax-Free Money Fund Consultant Class ...........     1,489,413       2,590,523
Net asset value of shares issued upon
 reinvestment of dividends from net
 investment income:
 Tax-Free Money Fund A Class ....................       712,886       1,110,199
 Tax-Free Money Fund Consultant Class ...........        29,405          41,519
                                                    -----------     -----------
                                                     20,727,301      69,715,890
                                                    -----------     -----------
Cost of shares repurchased:
 Tax-Free Money Fund A Class ....................   (30,497,290)    (57,346,983)
 Tax-Free Money Fund Consultant Class ...........    (1,216,461)     (2,424,808)
                                                    -----------     -----------
                                                    (31,713,751)    (59,771,791)
                                                    -----------     -----------
 Increase (decrease) in net assets derived
  from capital share transactions ...............   (10,986,450)      9,944,099
                                                    -----------     -----------
NET INCREASE (DECREASE)
 IN NET ASSETS ..................................   (10,986,450)      9,944,099

NET ASSETS:
Beginning of period .............................    56,058,210      46,114,111
                                                    -----------     -----------
End of period ...................................   $45,071,760     $56,058,210
                                                    ===========     ===========

                             See accompanying notes

Delaware Group Tax-Free Money Fund, Inc.
Notes to Financial Statements
October 31, 1995
(Unaudited)

Delaware Group Tax-Free Money Fund, Inc. ("the Fund") is registered as a diversified open-end investment company under the Investment Company
Act of 1940. The Fund is organized as a Maryland corporation and offers two classes of shares.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund for financial statement preparation:

SECURITY VALUATION - Securities are valued at amortized cost which approximates market value. Security transactions are recorded on the date the securities are purchased or sold (trade date). Premiums and discounts are amortized on a pro-rata basis and are included in interest income.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

OTHER - Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. The Fund declares dividends daily from net investment income and pays such dividends monthly.

2. Investment Management Fee and Distribution Agreements
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC), the investment manager of the Fund, a fee which is calculated daily at the annual rate of 0.50% of the net assets of the Fund, less fees paid to the unaffiliated directors. At October 31, 1995, the Fund had a liability for Investment Management fees and other expenses payable to DMC for $9,627.

Pursuant to the Distribution Agreement, the Fund may pay Delaware Distributors L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the Consultant Class. Effective June 1, 1990, 12b-1 Plan payments from the Consultant Class to DDLP were suspended but may be reinstated in the future.

The Fund has engaged Delaware Service Company, Inc.(DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Fund. For the six months ended October 31, 1995, DSC received $28,710 for these services. At October 31, 1995, the Fund had a liability for such fees and other expenses payable to DSC for $1,266.

Certain officers of DMC are officers, directors, and/or employees of the Fund. These officers, directors, and employees are paid no compensation by the Fund.

On April 3, 1995, Delaware Management Holdings, Inc., the indirect parent of DMC, DDLP and DSC, through a merger transaction (the "Merger") became a wholly-owned subsidiary of Lincoln National Corporation. Other than the resulting change in ownership, the Merger will not materially change the manner in which DMC, DDLP and DSC have heretofore conducted their relationships with the Fund.

At an annual meeting of shareholders held on March 29, 1995, the following matters were submitted for shareholder vote: the election of directors, the ratification of the selection of Ernst & Young LLP as independent auditors of the Fund and the approval of a new investment management agreement. The new investment management agreement was proposed in connection with the Merger. Whenever there is a change in control of an investment manager, the Investment Company Act of 1940 requires shareholders to vote on a new investment management agreement.

Below are the names of each director elected at the meeting as well as the results of the other matters voted on by shareholders.

                                                         Number of Votes
                                           --------------------------------------------
                                               For      Against/Withheld    Abstentions
Election of Directors:
 Wayne A. Stork ........................    26,921,761      501,109             -
 Walter P. Babich ......................    26,921,761      501,109             -
 Anthony D. Knerr ......................    26,893,047      529,824             -
 Ann R. Leven ..........................    26,921,761      501,109             -
 W. Thacher Longstreth .................    26,921,761      501,109             -
 Charles E. Peck .......................    26,921,761      501,109             -

Approval of the New Investment
 Management Agreement ..................    25,335,191      963,658        1,124,021

Selection of Ernst & Young LLP as
 Independent Auditors ..................    26,752,232       68,453          602,186

3. Capital Stock Shares
Transactions in Capital Stock Shares were as follows:
                                                      Six Months
                                                        Ended       Year Ended
                                                       10/31/95       4/30/95

Shares sold
 Tax-Free Money Fund A Class ....................     18,495,597    65,973,649
 Tax-Free Money Fund Consultant Class ...........      1,489,413     2,590,523
Shares issued upon reinvestment of
 dividends from net investment income:
 Tax-Free Money Fund A Class ....................        712,886     1,110,199
 Tax-Free Money Fund Consultant Class ...........         29,405        41,519
                                                     -----------   -----------
                                                      20,727,301    69,715,890
                                                     -----------   -----------
Shares repurchased:
 Tax-Free Money Fund A Class ....................    (30,497,290)  (57,346,983)
 Tax-Free Money Fund Consultant Class ...........     (1,216,461)   (2,424,808)
                                                     -----------   -----------
                                                     (31,713,751)  (59,771,791)
                                                     -----------   -----------
 Net increase (decrease) ........................    (10,986,450)    9,944,099
                                                     ===========   ===========

4. Concentration of Credit Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment of their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations.

5. Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                       Tax-Free Money Fund A Class
                                                                   ----------------------------------------------------------------
                                                                   Six Months(1)
                                                                      Ended                        Year Ended
                                                                    10/31/95     4/30/95  4/30/94    4/30/93     4/30/92    4/25/91


Net asset value, beginning of period ................................ $1.0000    $1.0000   $1.0000    $1.0000     $1.0000   $1.0000

Income from investment operations:
 Net investment income ..............................................  0.0158     0.0255    0.0158     0.0201      0.0347    0.0476
 Net realized and unrealized gain (loss) from security transactions .    none       none      none       none        none      none
                                                                      -------    -------   -------    -------     -------   -------
 Total from investment operations ...................................  0.0158     0.0255    0.0158     0.0201      0.0347    0.0476

Less distributions:
 Dividends from net investment income ............................... (0.0158)   (0.0255)  (0.0158)   (0.0201)    (0.0347)  (0.0476)
 Distributions from net realized gain on security transactions ......    none       none      none       none        none      none
                                                                      -------    -------   -------    -------     -------   -------
 Total distributions ................................................ (0.0158)   (0.0255)  (0.0158)   (0.0201)    (0.0347)  (0.0476)
                                                                      -------    -------   -------    -------     -------   -------
Net asset value, end of period ...................................... $1.0000    $1.0000   $1.0000    $1.0000     $1.0000   $1.0000
                                                                      =======    =======   =======    =======     =======   =======
Total return ........................................................   1.55%      2.59%     1.59%      2.03%       3.52%     4.87%

Ratios/supplemental data:
 Net assets, end of period (000 omitted) ............................ $43,155    $54,444   $44,707    $43,886     $53,210   $56,766
 Ratio of expenses to average net assets ............................   0.94%      0.96%     0.99%      0.94%       0.84%     0.83%
 Ratio of net investment income to average net assets ...............   3.06%      2.57%     1.58%      2.03%       3.43%     4.77%

------------
    All share and per share figures have been restated to reflect the 10-to-1 stock split on January 1, 1991.
(1) Ratios have been annualized and total return has not been annualized.

5. Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                Tax-Free Money Fund Consultant Class
                                                                    ---------------------------------------------------------------
                                                                    Six Months(1)
                                                                       Ended                       Year Ended
                                                                     10/31/95    4/30/95  4/30/94    4/30/93      4/30/92   4/25/91

Net asset value, beginning of period ................................ $1.0000    $1.0000   $1.0000    $1.0000     $1.0000   $1.0000

Income from investment operations:
 Net investment income ..............................................  0.0158     0.0255    0.0158     0.0201      0.0347    0.0473
 Net realized and unrealized gain (loss)
  from security transactions ........................................    none       none      none       none        none      none
                                                                      -------    -------   -------    -------     -------   -------
 Total from investment operations ...................................  0.0158     0.0255    0.0158     0.0201      0.0347    0.0473

Less distributions:
 Dividends from net investment income ............................... (0.0158)   (0.0255)  (0.0158)   (0.0201)    (0.0347)  (0.0473)
 Distributions from net realized gain on security transactions ......    none       none      none       none        none      none
                                                                      -------    -------   -------    -------     -------   -------
 Total distributions ................................................ (0.0158)   (0.0255)  (0.0158)   (0.0201)    (0.0347)  (0.0473)
                                                                      -------    -------   -------    -------     -------   -------
Net asset value, end of period ...................................... $1.0000    $1.0000   $1.0000    $1.0000     $1.0000   $1.0000
                                                                      =======    =======   =======    =======     =======   =======
Total return ........................................................   1.55%      2.59%     1.59%      2.03%       3.52%     4.84%

Ratios/supplemental data:
 Net assets, end of period (000 omitted) ............................  $1,917     $1,614    $1,407     $1,846      $1,920    $3,517
 Ratio of expenses to average net assets ............................   0.94%      0.96%     0.99%      0.94%       0.84%     0.86%
 Ratio of net investment income to average net assets ...............   3.06%      2.57%     1.58%      2.03%       3.43%     4.74%

----------------
    All share and per share figures have been restated to reflect the 10-to-1 stock split on January 1, 1991. Effective June 1, 1990, 12b-1 Plan payments from the Consultant Class to the Distributor were suspended.
(1) Ratios have been annualized and total return has not been annualized.

===============================================================================

This semi-annual report is for the information of Delaware Group Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current PROSPECTUS, which gives details about charges, expenses, investment objectives and operating policies of the Fund. Summary investment results are documented in the current STATEMENT OF ADDITIONAL INFORMATION. If used with prospective investors after December 31, 1995, this report must be accompanied by a Delaware Group Tax-Free Money Fund Performance Update for the most recently completed calendar quarter. The figures in this report represent past results.

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, are not obligations of any bank or any credit union, and involve investment risk, including the possible loss of principal. Shares of the Fund are not bank or credit union deposits.

THE GOAL OF A MONEY MARKET FUND IS TO MAINTAIN A CONSTANT SHARE PRICE OF $1. HOWEVER, THERE CAN BE NO GUARANTEE THAT THIS GOAL WILL BE MET. THE FUND'S YIELD AND RETURN FLUCTUATE AND ARE NOT GUARANTEED. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

This report must be preceded or accompanied by a current Delaware Group Cash Reserve Fund prospectus.

INVESTMENT MANAGER
Delaware Management Company, Inc.
Philadelphia

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia

SHAREHOLDER SERVICING, DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia

1818 Market Street
Philadelphia, PA 19103-3682

Nationwide (800) 523-4640

SECURITIES DEALERS ONLY
Nationwide (800) 362-7500

Copy Rights Delaware Distributors, L.P.

LOGO   Printed in the U.S.A. on recycled paper.
SA - 006 [10/95] PP12/95